Fair Value Disclosures - Schedule of Assets and Liabilities Measured on Recurring Basis at Fair Value (Details) - USD ($) $ in Thousands	Nov. 30, 2021	Nov. 30, 2020
Assets:
Total financial instruments owned, at fair value, excluding investments at fair value based on NAV	$ 18,802,730	$ 17,159,193
Counterparty and cash collateral netting, assets	(3,305,756)	(1,556,136)
Loans to and investments in associated companies	30,842	48,788
Securities received as collateral, at fair value	7,289	7,517
Liabilities:
Total financial instruments sold, not yet purchased, at fair value	11,699,467	10,017,600
Counterparty and Cash Collateral Netting, liabilities	(3,702,200)	(1,798,659)
Short-term borrowings		5,067
Other secured financings	102,788	1,543
Long-term debt	1,843,598	1,712,245
Obligation to Return Securities Received as Collateral, at Fair Value	7,289	7,517
Level 1
Assets:
Total financial instruments owned, at fair value, excluding investments at fair value based on NAV	6,686,065	7,279,781
Loans to and investments in associated companies	0	0
Securities received as collateral, at fair value	7,289	7,517
Liabilities:
Total financial instruments sold, not yet purchased, at fair value	5,066,732	5,707,423
Short-term borrowings		0
Other secured financings	0	0
Long-term debt	0	0
Obligation to Return Securities Received as Collateral, at Fair Value	7,289	7,517
Level 2
Assets:
Total financial instruments owned, at fair value, excluding investments at fair value based on NAV	14,843,376	10,784,987
Loans to and investments in associated companies	0	8,603
Securities received as collateral, at fair value	0	0
Liabilities:
Total financial instruments sold, not yet purchased, at fair value	10,235,821	6,039,896
Short-term borrowings		5,067
Other secured financings	76,883	0
Long-term debt	961,866	1,036,217
Obligation to Return Securities Received as Collateral, at Fair Value	0	0
Level 3
Assets:
Total financial instruments owned, at fair value, excluding investments at fair value based on NAV	579,045	650,561
Loans to and investments in associated companies	30,842	40,185
Securities received as collateral, at fair value	0	0
Liabilities:
Total financial instruments sold, not yet purchased, at fair value	99,114	68,940
Short-term borrowings		0
Other secured financings	25,905	1,543
Long-term debt	881,732	676,028
Obligation to Return Securities Received as Collateral, at Fair Value	0	0
Equity securities
Assets:
Total financial instruments owned, at fair value, excluding investments at fair value based on NAV	3,082,220	2,609,950
Liabilities:
Total financial instruments sold, not yet purchased, at fair value	1,695,985	2,059,921
Obligation to Return Securities Received as Collateral, at Fair Value	7,289	7,517
Equity securities | Level 1
Assets:
Total financial instruments owned, at fair value, excluding investments at fair value based on NAV	2,737,255	2,475,887
Liabilities:
Total financial instruments sold, not yet purchased, at fair value	1,671,696	2,046,441
Equity securities | Level 2
Assets:
Total financial instruments owned, at fair value, excluding investments at fair value based on NAV	257,318	58,159
Liabilities:
Total financial instruments sold, not yet purchased, at fair value	19,654	9,046
Equity securities | Level 3
Assets:
Total financial instruments owned, at fair value, excluding investments at fair value based on NAV	87,647	75,904
Liabilities:
Total financial instruments sold, not yet purchased, at fair value	4,635	4,434
Corporate debt securities
Assets:
Total financial instruments owned, at fair value, excluding investments at fair value based on NAV	3,848,144	2,977,382
Liabilities:
Total financial instruments sold, not yet purchased, at fair value	2,112,259	1,237,772
Obligation to Return Securities Received as Collateral, at Fair Value	0	0
Corporate debt securities | Level 1
Assets:
Total financial instruments owned, at fair value, excluding investments at fair value based on NAV	0	0
Liabilities:
Total financial instruments sold, not yet purchased, at fair value	0	0
Corporate debt securities | Level 2
Assets:
Total financial instruments owned, at fair value, excluding investments at fair value based on NAV	3,836,341	2,954,236
Liabilities:
Total financial instruments sold, not yet purchased, at fair value	2,111,777	1,237,631
Corporate debt securities | Level 3
Assets:
Total financial instruments owned, at fair value, excluding investments at fair value based on NAV	11,803	23,146
Liabilities:
Total financial instruments sold, not yet purchased, at fair value	482	141
Collateralized debt obligations and collateralized loan obligations
Assets:
Total financial instruments owned, at fair value, excluding investments at fair value based on NAV	611,464	82,127
Collateralized debt obligations and collateralized loan obligations | Level 1
Assets:
Total financial instruments owned, at fair value, excluding investments at fair value based on NAV	0	0
Collateralized debt obligations and collateralized loan obligations | Level 2
Assets:
Total financial instruments owned, at fair value, excluding investments at fair value based on NAV	579,518	64,155
Collateralized debt obligations and collateralized loan obligations | Level 3
Assets:
Total financial instruments owned, at fair value, excluding investments at fair value based on NAV	31,946	17,972
U.S. government and federal agency securities
Assets:
Total financial instruments owned, at fair value, excluding investments at fair value based on NAV	3,114,079	2,931,678
Liabilities:
Total financial instruments sold, not yet purchased, at fair value	2,457,420	2,609,660
Obligation to Return Securities Received as Collateral, at Fair Value	0	0
U.S. government and federal agency securities | Level 1
Assets:
Total financial instruments owned, at fair value, excluding investments at fair value based on NAV	3,045,295	2,840,025
Liabilities:
Total financial instruments sold, not yet purchased, at fair value	2,457,420	2,609,660
U.S. government and federal agency securities | Level 2
Assets:
Total financial instruments owned, at fair value, excluding investments at fair value based on NAV	68,784	91,653
Liabilities:
Total financial instruments sold, not yet purchased, at fair value	0	0
U.S. government and federal agency securities | Level 3
Assets:
Total financial instruments owned, at fair value, excluding investments at fair value based on NAV	0	0
Liabilities:
Total financial instruments sold, not yet purchased, at fair value	0	0
Municipal securities
Assets:
Total financial instruments owned, at fair value, excluding investments at fair value based on NAV	509,559	453,881
Liabilities:
Obligation to Return Securities Received as Collateral, at Fair Value	0	0
Municipal securities | Level 1
Assets:
Total financial instruments owned, at fair value, excluding investments at fair value based on NAV	0	0
Municipal securities | Level 2
Assets:
Total financial instruments owned, at fair value, excluding investments at fair value based on NAV	509,559	453,881
Municipal securities | Level 3
Assets:
Total financial instruments owned, at fair value, excluding investments at fair value based on NAV	0	0
Sovereign obligations
Assets:
Total financial instruments owned, at fair value, excluding investments at fair value based on NAV	1,553,285	2,553,688
Liabilities:
Total financial instruments sold, not yet purchased, at fair value	1,528,841	1,675,511
Obligation to Return Securities Received as Collateral, at Fair Value	0	0
Sovereign obligations | Level 1
Assets:
Total financial instruments owned, at fair value, excluding investments at fair value based on NAV	899,086	1,962,346
Liabilities:
Total financial instruments sold, not yet purchased, at fair value	935,801	1,050,771
Sovereign obligations | Level 2
Assets:
Total financial instruments owned, at fair value, excluding investments at fair value based on NAV	654,199	591,342
Liabilities:
Total financial instruments sold, not yet purchased, at fair value	593,040	624,740
Sovereign obligations | Level 3
Assets:
Total financial instruments owned, at fair value, excluding investments at fair value based on NAV	0	0
Liabilities:
Total financial instruments sold, not yet purchased, at fair value	0	0
Residential mortgage backed securities
Assets:
Total financial instruments owned, at fair value, excluding investments at fair value based on NAV	1,169,723	1,122,675
Liabilities:
Total financial instruments sold, not yet purchased, at fair value	719	477
Residential mortgage backed securities | Level 1
Assets:
Total financial instruments owned, at fair value, excluding investments at fair value based on NAV	0	0
Liabilities:
Total financial instruments sold, not yet purchased, at fair value	0	0
Residential mortgage backed securities | Level 2
Assets:
Total financial instruments owned, at fair value, excluding investments at fair value based on NAV	1,168,246	1,100,849
Liabilities:
Total financial instruments sold, not yet purchased, at fair value	719	477
Residential mortgage backed securities | Level 3
Assets:
Total financial instruments owned, at fair value, excluding investments at fair value based on NAV	1,477	21,826
Liabilities:
Total financial instruments sold, not yet purchased, at fair value	0	0
Commercial mortgage-backed securities
Assets:
Total financial instruments owned, at fair value, excluding investments at fair value based on NAV	198,752	738,294
Liabilities:
Total financial instruments sold, not yet purchased, at fair value	210	35
Commercial mortgage-backed securities | Level 1
Assets:
Total financial instruments owned, at fair value, excluding investments at fair value based on NAV	0	0
Liabilities:
Total financial instruments sold, not yet purchased, at fair value	0	0
Commercial mortgage-backed securities | Level 2
Assets:
Total financial instruments owned, at fair value, excluding investments at fair value based on NAV	196,419	736,291
Liabilities:
Total financial instruments sold, not yet purchased, at fair value	0	0
Commercial mortgage-backed securities | Level 3
Assets:
Total financial instruments owned, at fair value, excluding investments at fair value based on NAV	2,333	2,003
Liabilities:
Total financial instruments sold, not yet purchased, at fair value	210	35
Other asset backed securities
Assets:
Total financial instruments owned, at fair value, excluding investments at fair value based on NAV	430,546	183,606
Other asset backed securities | Level 1
Assets:
Total financial instruments owned, at fair value, excluding investments at fair value based on NAV	0	0
Other asset backed securities | Level 2
Assets:
Total financial instruments owned, at fair value, excluding investments at fair value based on NAV	337,022	103,611
Other asset backed securities | Level 3
Assets:
Total financial instruments owned, at fair value, excluding investments at fair value based on NAV	93,524	79,995
Loans and other receivables
Assets:
Total financial instruments owned, at fair value, excluding investments at fair value based on NAV	3,498,289	2,745,382
Liabilities:
Obligation to Return Securities Received as Collateral, at Fair Value	0	0
Loans and other receivables | Level 1
Assets:
Total financial instruments owned, at fair value, excluding investments at fair value based on NAV	0	0
Loans and other receivables | Level 2
Assets:
Total financial instruments owned, at fair value, excluding investments at fair value based on NAV	3,363,050	2,610,746
Loans and other receivables | Level 3
Assets:
Total financial instruments owned, at fair value, excluding investments at fair value based on NAV	135,239	134,636
Loans
Liabilities:
Total financial instruments sold, not yet purchased, at fair value	2,491,857	1,793,081
Loans | Level 1
Liabilities:
Total financial instruments sold, not yet purchased, at fair value	0	0
Loans | Level 2
Liabilities:
Total financial instruments sold, not yet purchased, at fair value	2,476,087	1,776,446
Loans | Level 3
Liabilities:
Total financial instruments sold, not yet purchased, at fair value	15,770	16,635
Derivative, assets
Assets:
Total financial instruments owned, at fair value, excluding investments at fair value based on NAV	570,472	481,007
Derivative, assets | Level 1
Assets:
Total financial instruments owned, at fair value, excluding investments at fair value based on NAV	4,429	1,523
Derivative, assets | Level 2
Assets:
Total financial instruments owned, at fair value, excluding investments at fair value based on NAV	3,861,551	2,013,942
Derivative, assets | Level 3
Assets:
Total financial instruments owned, at fair value, excluding investments at fair value based on NAV	10,248	21,678
Derivative, liabilities
Liabilities:
Total financial instruments sold, not yet purchased, at fair value	1,412,176	641,143
Derivative, liabilities | Level 1
Liabilities:
Total financial instruments sold, not yet purchased, at fair value	1,815	551
Derivative, liabilities | Level 2
Liabilities:
Total financial instruments sold, not yet purchased, at fair value	5,034,544	2,391,556
Derivative, liabilities | Level 3
Liabilities:
Total financial instruments sold, not yet purchased, at fair value	78,017	47,695
Investments at fair value
Assets:
Total financial instruments owned, at fair value, excluding investments at fair value based on NAV	165,742	220,068
Investments at fair value | Level 1
Assets:
Total financial instruments owned, at fair value, excluding investments at fair value based on NAV	0	0
Investments at fair value | Level 2
Assets:
Total financial instruments owned, at fair value, excluding investments at fair value based on NAV	11,369	6,122
Investments at fair value | Level 3
Assets:
Total financial instruments owned, at fair value, excluding investments at fair value based on NAV	154,373	213,946
FXCM term loan
Assets:
Total financial instruments owned, at fair value, excluding investments at fair value based on NAV	50,455	59,455
FXCM term loan | Level 1
Assets:
Total financial instruments owned, at fair value, excluding investments at fair value based on NAV	0	0
FXCM term loan | Level 2
Assets:
Total financial instruments owned, at fair value, excluding investments at fair value based on NAV	0	0
FXCM term loan | Level 3
Assets:
Total financial instruments owned, at fair value, excluding investments at fair value based on NAV	$ 50,455	$ 59,455